Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Trading Symbol	TDW
Entity Registrant Name	TIDEWATER INC
Entity Central Index Key	0000098222
Entity Filer Category	Smaller Reporting Company